Description of the Plan - Additional Information (Details) - EBP 003	12 Months Ended
	Dec. 31, 2025 USD ($) distribution	Dec. 31, 2024 USD ($) distribution
EBP, Description of Plan [Line Items]
EBP, Requisite Service Period	25 days
Minimum borrowing, amount	$ 1,000
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Excess contributions payable	$ 0	$ 0
Automatic deferral rate, annual increase	1.00%
Participant compensation matched, percentage	6.00%
Matching percentage	50.00%
Profit-sharing contributions	$ 0	$ 0
Number of distributions in process | distribution	2	2
Distributions in process	$ 48,118	$ 87
Forfeited nonvested account, decrease from administrative expense	106	68
Forfeited nonvested account, decrease from employer contribution	169,778	142,656
Forfeited nonvested account	$ 189,310	$ 162,225
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate	3.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate	10.00%